Other Assets - Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other non-current assets
Upfront license fees, net	$ 477	$ 707
Contract assets	42	46
Deferred income taxes	37	37
Other	51	45
Total other non-current assets	$ 606	835
Italian Scratch & Win
Other non-current assets
License term	9 years
Upfront license fees, net	$ 346	467
Italian Lotto
Other non-current assets
License term	9 years
Upfront license fees, net	$ 81	181
New Jersey
Other non-current assets
License term	15 years 9 months
Upfront license fees, net	$ 39	48
Indiana
Other non-current assets
License term	16 years 1 month
Upfront license fees, net	$ 6	7
Rhode Island
Other non-current assets
License term	20 years 6 months
Upfront license fees, net	$ 3	$ 4